SUPPLEMENT TO THE PROSPECTUS AND
                       STATEMENT OF ADDITIONAL INFORMATION
                               DATED JULY 31, 2002

                                Buffalo Funds(R)

                                  Balanced Fund
                                 High Yield Fund
                                 Large Cap Fund
                                  Mid Cap Fund
                            Science & Technology Fund
                                 Small Cap Fund
                                 USA Global Fund
                           (collectively, the "Funds")

The Board of each Buffalo Fund has approved new service provider arrangements for the Funds:

     |X| Effective May 1, 2003, Quasar Distributors, LLC will replace Jones & Babson, Inc. as Principal Underwriter. Accordingly, on and after May 1, 2003, the references to Jones & Babson, Inc. as Principal Underwriter in the prospectus and statement of additional information ("SAI") for the Funds should be changed to read "Quasar Distributors, LLC."

     |X| Effective May 1, 2003, U.S. Bank, N.A. will replace UMB Bank, N.A. as Custodian. Accordingly, on and after May 1, 2003, the references to UMB Bank, N.A. as Custodian in the prospectus and SAI should be changed to read "U.S. Bank, N.A."

     |X| Effective May 1, 2003, U.S. Bancorp Fund Services, LLC will replace Jones & Babson, Inc. as Administrator and Fund Accountant. Accordingly, on and after May 1, 2003, all references to Jones & Babson, Inc. as Administrator and Fund Accountant in the prospectus and SAI should be changed to U.S. Bancorp Fund Services, LLC.

     |X| Effective May 19, 2003, U.S. Bancorp Fund Services, LLC will replace Jones & Babson, Inc. as Transfer Agent. Accordingly, on and after May 19, 2003, all references to Jones & Babson, Inc. as Transfer Agent in the prospectus and SAI should be changed to U.S. Bancorp Fund Services, LLC.

In the prospectus, in the Section entitled "Conducting Business with the Buffalo Funds," to conduct business "By Phone or Internet," you will continue to use the same telephone number and website:

     1-800-49-Buffalo
     (1-800-492-8332)
     www.buffalofunds.com

Effective on and after May 19, 2003, the addresses in the "By Mail" paragraph of "Conducting Business with the Buffalo Funds" section of the prospectus are replaced with the following:

     Regular Mail                            Registered/Overnight Mail
     Buffalo Funds                           Buffalo Funds
     c/o U.S. Bancorp Fund Services, LLC     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701                            615 East Michigan Street
     Milwaukee, WI 53201-0701                Milwaukee, WI 53202-5207

Effective on and after May 19, 2003, the information in the first column of the "By Wire" section of "Conducting Business with the Buffalo Funds" section of the prospectus is replaced with:

     U.S. Bank, N.A. 777 E. Wisconsin Ave. Milwaukee, WI 53202 ABA#
     042000013
     Credit: U.S. Bancorp Fund Services
     A/C#112-952-137
     Further Credit:  (Name of specific Buffalo Fund)
                      (Shareholder name and account number)

Effective on and after May 19, 2003, the address on the back cover of the prospectus is deleted and replaced with the following:

     Buffalo Funds
     c/o U.S. Bancorp Fund Services, LLC
     P.O. Box 701
     Milwaukee, WI 53201-0701

Effective May 1, 2003, in the SAI, the third, fourth, fifth and sixth paragraphs
under  the  Section  entitled   "Investment   Adviser,   Manager  and  Principal
Underwriter" are removed and replaced with the following:

     As compensation for its services, the Funds pay KCM a fee at the annual rate of one percent (1%) of the Funds' average daily net assets from which KCM pays U.S. Bancorp Fund Services, LLC a fee of 50/100 of 1% (.50%) of the Funds' average daily net assets. Both fees are computed daily, and the Funds pay KCM's fee monthly.

     Quasar Distributors, LLC, 615 E. Michigan Street, Milwaukee, WI 53202, a Delaware limited liability company, is the principal underwriter for the shares of the Funds. Quasar Distributors, LLC is a registered broker-dealer and member of National Association of Securities Dealers, Inc.

     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, is the Administrator and Fund Accountant for each Fund.

Effective May 1, 2003, in the SAI, the Section entitled "Custodian" is replaced with the following:

     U.S. Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is the Custodian of each Fund's investments. The Custodian acts as each Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

Effective May 19, 2003, the following paragraph is added to the SAI section entitled "Investment Adviser, Manager and Principal Underwriter":

     U.S. Bancorp Fund Services, LLC, P.O. Box 701, Milwaukee, WI 53201-0701, is the Transfer Agent for each Fund. The Transfer Agent performs shareholder service functions such as maintaining the records of each shareholder's account, answering shareholders' inquiries concerning their accounts, processing purchase and redemptions of each Fund's shares, acting as dividend and distribution disbursing agent and performing other accounting and shareholder service functions.

                 The date of this Supplement is April 25, 2003.

               Please retain this Supplement for future reference.